INVENTORIES	12 Months Ended
Jun. 30, 2014
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]
NOTE 4 -	INVENTORIES

Components of inventories are as follows:
	June 30,
	2013	2014

Raw materials	$5,621,541	$8,045,675
Work in progress	14,338,216	12,187,230
Finished goods	14,125,203	14,792,936
Low value consumables	19,097	27,402

	$34,104,057	$35,053,243